Segment Information - Schedule of Segment Reporting Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Sales	£ 3,552	£ 3,674	£ 3,841
Adjusted operating profit	600	573	456
Cost of major restructuring	2	0	(150)
Property charges	0	(11)	0
Intangible charges	(41)	(48)	(56)
UK Pension discretionary increases	(13)	0	(3)
Other net gains and losses	(7)	(16)	24
Operating profit	541	498	271
Finance costs	(112)	(81)	(71)
Finance income	81	76	123
Profit before tax	510	493	323
Income tax	(75)	(113)	(79)
Profit for the year	435	380	244
Assessment & Qualifications [member]
Disclosure of operating segments [line items]
Sales	1,591	1,559	1,444
Assessment & Qualifications [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	1,591	1,559	1,444
Adjusted operating profit	368	350	258
Virtual Learning [member]
Disclosure of operating segments [line items]
Sales	489	616	820
Virtual Learning [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	489	616	820
Adjusted operating profit	66	76	70
English Language Learning [member]
Disclosure of operating segments [line items]
Sales	420	415	321
English Language Learning [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	420	415	321
Adjusted operating profit	50	47	25
Workforce Skills [member]
Disclosure of operating segments [line items]
Sales	226	220	204
Workforce Skills [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	226	220	204
Adjusted operating profit	8	(8)	(3)
Higher Education [member]
Disclosure of operating segments [line items]
Sales	826	855	898
Higher Education [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	826	855	898
Adjusted operating profit	108	110	91
Strategic Review [member]
Disclosure of operating segments [line items]
Sales	0	9	154
Strategic Review [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	0	9	154
Adjusted operating profit	£ 0	£ (2)	£ 15